Acquisitions and Dispositions (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2011 Business	Dec. 31, 2010 Business	Dec. 31, 2009	Jul. 17, 2012	Jul. 07, 2012	Feb. 06, 2012	Oct. 28, 2011	Sep. 17, 2010	Jan. 30, 2009
Acquisitions and Dispositions (Textual)
Redemption of 6 3/8% Senior Subordinated Notes due 2015				$ 650
Aggregate purchase price of acquisition		18	755				210
Amount of goodwill recognized		19	533							56
Number of businesses acquired		2	4
Goodwill deductible for income tax purposes		14	474
Maximum contingent consideration related to acquisition								10	11
Fair value of the contingent consideration		16	9					7	9
Purchase price of acquisition of all outstanding stock of CSC										91
Net working capital adjustment (of which $6 million was for cash acquired)										7
Cash acquired										6
Certain tax benefits acquired										4
Amount of loss on sale of business		2	1
Transaction expense, discontinued operations		9
Transaction expense, after tax, discontinued operations		7
Repurchase of outstanding shares of common stock		958	834	505
Annual revenue from business		8	4
Service agreement period, minimum	2 months
Service agreement period, maximum	18 months
Spin-off description					one share of Engility common stock for every six shares of L-3 common stock held on the record date	one share of Engility common stock for every six shares of L-3 common stock held on the record date
Net cash distribution made by Engility	335
6 3/8% Senior Subordinated Notes due 2015 [Member]
Acquisitions and Dispositions (Textual)
Interest rate on debt instruments					6.375%
Redemption of 6 3/8% Senior Subordinated Notes due 2015	250
Engility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill		1,225	1,225		1,225
Interest expense allocated to discontinued operations		31	33	34
Acquisitions and Dispositions (Textual)
Annual revenue from business		2,011	2,290	2,468
Interest expense allocated to discontinued operations		$ 31	$ 33	$ 34